UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: January 1 - March 31, 2014

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares or Principal Amount		Value

COMMON STOCKS-47.3%
	Basic Materials-5.8%
457,980	Aceto Corp.	$9,200,818
209,380	Barrick Gold Corp.	3,733,245
155,940	CF Industries Holdings, Inc.	40,644,202
125,000	Dow Chemical Co.	6,073,750
65,460	Eastman Chemical Co.	5,643,307
205,500	Goodyear Tire & Rubber Co.	5,369,715
220,000	Huntsman Corp.	5,372,400
10,000	Innospec, Inc.	452,300
10,000	Newmont Mining Corp.	234,400
235,000	Olin Corp.	6,488,350
387,810	PH Glatfelter Co.	10,556,188
277,810	PolyOne Corp.	10,184,515
187,340	PPG Industries, Inc.	36,242,796
13,000	Terra Nitrogen Co. LP	1,978,340
400,000	Westlake Chemical Corp.	26,472,000
175,960	Worthington Industries, Inc.	6,730,470

		175,376,796

	Consumer, Cyclical-8.5%
743,780	Alaska Air Group, Inc.	69,402,112
9,867	Allegion PLC	514,744
30,000	Best Buy Co., Inc.	792,300
14,500	CVS Caremark Corp.	1,085,470
289,700	Destination Maternity Corp.	7,937,780
277,760	Dillard’s, Inc., Class A	25,665,024
188,950	DIRECTV*	14,439,559
10,000	Foot Locker, Inc.	469,800
1,752,435	Ford Motor Co.	27,337,986
40,000	Hanesbrands, Inc.	3,059,200
291,404	Haverty Furniture Cos., Inc.	8,654,699
671,180	Macy’s, Inc.	39,794,262
194,750	Moody’s Corp.	15,447,570
393,500	RR Donnelley & Sons Co.	7,043,650
250,000	Southwest Airlines Co.	5,902,500
50,000	Target Corp.	3,025,500
7,000	Time Warner, Inc.	457,310
163,500	Viacom, Inc., Class A	13,940,010
182,100	Viacom, Inc., Class B	15,476,679

		260,446,155

	Consumer, Non-cyclical-7.3%
75,565	DeVry Education Group, Inc.	3,203,200
35,230	DST Systems, Inc.	3,339,452
426,230	Eli Lilly & Co.	25,087,898
25,000	Grand Canyon Education, Inc.*	1,167,500
72,230	Helen of Troy, Ltd.*	5,000,483
169,500	Ingles Markets, Inc., Class A	4,037,490
136,950	Ingredion, Inc.	9,323,556
595,640	Kroger Co.	25,999,686
6,768	Manpowergroup, Inc.	533,521
481,030	Merck & Co., Inc.	27,308,073
675,020	Mylan, Inc.*	32,961,227
182,820	Newell Rubbermaid, Inc.	5,466,318
213,073	Omnicare, Inc.	12,714,066
618,220	Pfizer, Inc.	19,857,226

Shares or Principal Amount		Value

	Consumer, Non-cyclical (continued)
2,550	Seaboard Corp.*	$6,684,697
95,000	Spartan Stores, Inc.	2,204,950
20,740	Toro Co.	1,310,561
6,000	Towers Watson & Co., Class A	684,300
168,050	UnitedHealth Group, Inc.	13,778,420
76,100	USANA Health Sciences, Inc.*	5,733,374
113,915	WellPoint, Inc.	11,340,238
175,371	WhiteWave Foods Co., Class A*	5,005,088

		222,741,324

	Energy-3.4%
171,910	Chevron Corp.	20,441,818
53,460	Cimarex Energy Co.	6,367,621
228,050	ConocoPhillips	16,043,317
111,165	Delek US Holdings, Inc.	3,228,232
15,000	Exterran Holdings, Inc.	658,200
105,100	Exxon Mobil Corp.	10,266,168
593,704	HollyFrontier Corp.	28,248,436
55,290	Plains All American Pipeline LP	3,047,585
300,000	Tesco Corp.*	5,550,000
150,000	Tesoro Corp.	7,588,500
18,200	Valero Energy Corp.	966,420

		102,406,297

	Financial-6.8%
352,000	American Financial Group, Inc.	20,313,920
165,980	AmTrust Financial Services, Inc.	6,242,508
330,000	Aspen Insurance Holdings, Ltd.	13,101,000
44,530	FBL Financial Group, Inc., Class A	1,929,040
1,130,130	Fifth Third Bancorp	25,936,484
65,000	Goldman Sachs Group, Inc.	10,650,250
68,490	Horace Mann Educators Corp.	1,986,210
449,140	JPMorgan Chase & Co.	27,267,290
1,016,430	KeyCorp	14,473,963
42,770	Montpelier Re Holdings, Ltd.	1,272,835
348,200	Nelnet, Inc., Class A	14,241,380
52,150	Outerwall, Inc.*	3,780,875
25,000	PNC Financial Services Group, Inc.	2,175,000
377,170	Protective Life Corp.	19,835,370
119,740	Southside Bancshares, Inc.	3,757,441
110,250	Torchmark Corp.	8,676,675
182,994	Travelers Cos., Inc.	15,572,789
413,775	Unum Group	14,610,395

		205,823,425

	Industrial-6.0%
60,030	AGCO Corp.	3,311,255
127,120	AMERCO	29,507,094
358,300	American Axle & Manufacturing Holdings, Inc.*	6,635,716
278,260	American Railcar Industries, Inc.	19,486,548
187,572	CNH Industrial NV*	2,157,078
19,080	Cummins, Inc.	2,842,729
10,500	Deere & Co.	953,400
20,000	Eaton Corp. PLC	1,502,400
12,800	Encore Wire Corp.	620,928
14,555	Greenbrier Cos., Inc.*	663,708
245,900	Jarden Corp.*	14,712,197
253,820	Magna International, Inc.	24,445,404
45,000	Ryder System, Inc.	3,596,400
344,770	Sturm Ruger & Co., Inc.	20,617,246
35,000	Timken Co.	2,057,300

Shares or Principal Amount		Value

	Industrial (continued)
180,000	Trinity Industries, Inc.	$12,972,600
366,985	TRW Automotive Holdings Corp.*	29,953,316
72,770	United Rentals, Inc.*	6,908,784

		182,944,103

	Technology-6.5%
70,000	AAR Corp.	1,816,500
169,400	Alliant Techsystems, Inc.	24,080,210
177,440	Amkor Technology, Inc.*	1,217,239
261,130	Arrow Electronics, Inc.*	15,500,677
199,410	Avnet, Inc.	9,278,547
100,000	Corning, Inc.	2,082,000
40,000	CSG Systems International, Inc.	1,041,600
652,170	Deluxe Corp.	34,219,360
40,000	Ingram Micro, Inc., Class A*	1,182,400
245,900	Intel Corp.	6,346,679
19,500	International Business Machines Corp.	3,753,555
230,480	Lexmark International, Inc., Class A	10,668,919
68,030	Lockheed Martin Corp.	11,105,217
145,450	Northrop Grumman Corp.	17,945,621
304,700	PDL BioPharma, Inc.	2,532,057
52,490	Symantec Corp.	1,048,225
37,600	SYNNEX Corp.*	2,278,936
75,000	TE Connectivity, Ltd.	4,515,750
20,000	Triumph Group, Inc.	1,291,600
509,050	Western Digital Corp.	46,740,971

		198,646,063

	Utilities-3.0%
151,280	American Electric Power Co., Inc.	7,663,845
19,250	American States Water Co.	621,582
340,500	AT&T, Inc.	11,941,335
401,070	BCE, Inc.	17,302,160
10,700	Black Hills Corp.	616,855
120,190	BT Group PLC, Sponsored ADR	7,674,131
116,820	DTE Energy Co.	8,678,558
71,630	El Paso Electric Co.	2,559,340
46,040	IDACORP, Inc.	2,553,839
85,530	Pinnacle West Capital Corp.	4,675,070
203,260	PNM Resources, Inc.	5,494,118
276,710	Portland General Electric Co.	8,948,801
44,940	Public Service Enterprise Group, Inc.	1,714,011
118,260	TELUS Corp.	4,251,447
40,000	UGI Corp.	1,824,400
16,000	UNS Energy Corp.	960,480
310,370	Vonage Holdings Corp.*	1,325,280
36,730	Westar Energy, Inc.	1,291,427

		90,096,679

TOTAL COMMON STOCKS (Cost $993,330,190)		1,438,480,842

CLOSED-END FUNDS-0.0%(a)
140,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	1,582,000
20,000	Nuveen Municipal Opportunity Fund, Inc.	275,200
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	175,145
50,000	Nuveen Premium Income Municipal Fund 2, Inc.	669,500

TOTAL CLOSED-END FUNDS (Cost $2,409,047)		2,701,845

Shares or Principal Amount		Value

EXCHANGE TRADED FUNDS-0.6%
43,810	iShares® MSCI Canada Index Fund	$1,294,585
16,040	iShares® MSCI Germany Index Fund	502,854
32,080	iShares® MSCI Philippines Investable Market Index Fund	1,094,570
69,000	iShares® MSCI Poland Investable Market Index Fund	2,073,450
200,000	iShares® MSCI Singapore Index Fund	2,612,000
6,420	iShares® MSCI South Korea Index Fund	394,830
74,840	iShares® MSCI Switzerland Index Fund	2,570,006
10,000	iShares® S&P® National Municipal Bond Fund	1,070,600
122,900	SPDR® Nuveen Barclays Capital Short Term Municipal Bond ETF	2,981,431
150,400	SPDR® S&P® Homebuilders ETF	4,895,520

TOTAL EXCHANGE TRADED FUNDS (Cost $17,335,799)		19,489,846

CORPORATE BONDS-7.0%
	Basic Materials-0.4%
$5,000,000	BHP Billiton Finance USA, Ltd., 1.000%, 2/24/15	5,033,245
5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,194,950
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,735,094

		11,963,289

	Communications-0.2%
5,000,000	BellSouth Corp., 5.200%, 9/15/14	5,107,235

	Consumer, Cyclical-0.5%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,747,105
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,067,470
785,000	McDonald’s Corp., 5.700%, 2/1/39	920,231
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,256,228

		13,991,034

	Consumer, Non-cyclical-1.1%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	9,835,430
5,000,000	Colgate-Palmolive Co., 3.150%, 8/5/15	5,182,300
3,000,000	Hershey Co., 4.125%, 12/1/20	3,254,187
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	5,667,753
5,000,000	PepsiCo, Inc., 0.800%, 8/25/14	5,008,340
5,465,000	Wyeth LLC, 5.500%, 2/15/16	5,958,495

		34,906,505

	Energy-0.9%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,043,810
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	4,958,555
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,066,835
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	4,755,464
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,445,620

		26,270,284

	Financial-2.3%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,207,480
5,000,000	Bank of America Corp., 1.739%, 4/27/16(b)	5,063,365
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,299,525
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,400,900
10,000,000	General Electric Capital Corp., 1.039%, 4/15/20(b)	9,970,840
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,633,882
15,000,000	JPMorgan Chase & Co., 2.600%, 1/15/16	15,424,080
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	5,191,100
5,000,000	Morgan Stanley & Co., 4.750%, 3/22/17	5,457,465
5,000,000	National City Corp., 4.900%, 1/15/15	5,173,835
5,000,000	UBS AG, 5.875%, 12/20/17	5,729,905

		70,552,377

	Industrial-0.3%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,249,339
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,485,128

Shares or Principal Amount		Value

	Industrial (continued)
$5,000,000	United Technologies Corp., 3.100%, 6/1/22	$4,991,795

		7,726,262

	Technology-1.0%
8,000,000	Google, Inc., 3.625%, 5/19/21	8,464,688
5,000,000	Intel Corp., 3.300%, 10/1/21	5,116,020
3,000,000	International Business Machines Corp., 1.950%, 7/22/16	3,087,165
7,000,000	International Business Machines Corp., 1.875%, 8/1/22	6,320,489
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,143,800
5,000,000	Oracle Corp., 2.500%, 10/15/22	4,703,670

		31,835,832

	Utilities-0.3%
5,000,000	Duke Energy Florida, Inc., 5.800%, 9/15/17	5,703,265
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,629,435

		10,332,700

TOTAL CORPORATE BONDS (Cost $212,137,539)		212,685,518

MORTGAGE BACKED SECURITIES-1.0%
	Federal National Mortgage Association-0.8%
17,528,061	3.500%, 9/1/33	18,039,722
4,326,049	4.500%, 9/1/40	4,562,472

		22,602,194

	Government National Mortgage Association-0.2%
6,189,413	4.000%, 12/20/40	6,513,738

TOTAL MORTGAGE BACKED SECURITIES (Cost $28,772,188)		29,115,932

U.S. GOVERNMENT AGENCIES-1.7%
	Federal Farm Credit Banks-0.9%
10,000,000	1.750%, 5/28/20	9,667,110
10,000,000	2.380%, 5/15/23	9,357,620
10,000,000	3.220%, 3/26/31	8,916,250

		27,940,980

	Federal Home Loan Bank-0.6%
5,000,000	1.600%, 10/22/20	4,766,590
5,000,000	1.250%, 7/25/22 (c)	4,967,705
10,000,000	2.430%, 10/11/22	9,442,000

		19,176,295

	United States Department of Housing and Urban Development-0.2%
5,000,000	2.050%, 8/1/19	5,012,235

TOTAL U.S. GOVERNMENT AGENCIES (Cost $55,207,484)		52,129,510

U.S. TREASURY BONDS & NOTES-32.2%
	U.S. Treasury Bonds-8.4%
100,000,000	1.625%, 8/15/22	92,992,200
2,500,000	2.750%, 11/15/23	2,511,523
10,000,000	5.375%, 2/15/31	12,784,380
40,500,000	3.875%, 8/15/40	43,157,812
100,000,000	3.750%, 11/15/43	103,531,200

		254,977,115

	U.S. Treasury Inflation Indexed Notes-1.0%
15,924,425	2.500%, 7/15/16	17,372,560
12,838,945	1.625%, 1/15/18	13,939,281

		31,311,841

Shares or Principal Amount		Value

	U.S. Treasury Notes-22.8%
$58,000,000	2.625%, 12/31/14	$59,092,024
140,000,000	0.250%, 11/30/15	139,901,580
60,000,000	2.000%, 1/31/16	61,795,320
75,000,000	0.250%, 5/15/16	74,625,000
45,000,000	1.000%, 9/30/16	45,369,135
58,000,000	4.625%, 2/15/17	64,230,476
50,000,000	1.500%, 8/31/18	49,917,950
110,000,000	2.750%, 2/15/19	115,517,160
80,000,000	2.625%, 11/15/20	82,075,040

		692,523,685

TOTAL U.S. TREASURY BONDS & NOTES (Cost $968,449,430)		978,812,641

FOREIGN BONDS-2.0%
	Australia Government-0.3%
AUD 10,000,000	5.250%, 3/15/19	10,031,068

	Canada Government-0.3%
CAD 5,000,000	3.750%, 6/1/19	4,974,898
CAD 5,000,000	3.500%, 6/1/20	4,947,490

		9,922,388

	Denmark Government-0.3%
DKK 56,000,000	1.500%, 11/15/23	10,224,429

	International Bank for Reconstruction & Development-0.1%
TRY 8,000,000	6.000%, 7/23/15	3,535,449

	Netherlands Government-0.2%
EUR 3,000,000	4.000%, 7/15/19	4,794,462

	Norway Government-0.3%
NOK 21,000,000	4.500%, 5/22/19	3,899,593
NOK 28,000,000	2.000%, 5/24/23	4,367,548

		8,267,141

	Queensland Treasury Corp.-0.2%
AUD 5,000,000	6.000%, 10/14/15	4,858,900

	Sweden Government-0.3%
SEK 52,000,000	5.000%, 12/1/20	9,673,769

TOTAL FOREIGN BONDS (Cost $60,646,806)		61,307,606

MUNICIPAL BONDS-4.4%
	California-0.0%(a)
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	1,049,280

	Colorado-0.0%(a)
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,117,390

	Connecticut-0.2%
5,350,000	State of Connecticut, Series B, 5.000%, 11/1/25	6,128,853

	Florida-0.0%(a)
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,083,210

	Georgia-0.3%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,285,060

Shares or Principal Amount		Value

	Georgia (continued)
$5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	$5,927,950

		9,213,010

	Hawaii-0.3%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,485,450

	Illinois-0.1%
500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	533,010
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,033,690

		1,566,700

	Maryland-0.2%
5,000,000	County of Montgomery MD, 3.000%, 11/1/29	4,890,050

	Massachusetts-0.0%(a)
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,147,970

	Michigan-0.0%(a)
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,033,930

	Ohio-1.3%
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,637,044
4,620,000	Columbus City School District Taxable Facilities & Improvement Build America Bonds, Series B, 6.150%, 12/1/33	4,831,319
5,000,000	County of Cuyahoga, 4.000%, 12/1/37	4,961,950
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,141,850
11,000,000	5.500%, 1/1/51	11,815,870
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,184,568
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	537,000
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,080,880
105,000	Ohio State University Prerefunded Revenue Bonds, Series A, 5.000%, 12/1/28	122,929
895,000	Ohio State University Unrefunded Revenue Bonds, Series A, 5.000%, 12/1/28	989,100
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	591,885
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,117,940
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,079,970

		39,092,305

	Pennsylvania-0.8%
20,000,000	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series, 5.000%, 6/1/24	23,205,400

	Texas-0.6%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	1,077,400
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,039,460
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	536,225
7,150,000	New Caney Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/35	7,547,683
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	5,831,902
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,045,290

		17,077,960

	Washington-0.4%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	4,962,750
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,868,167

		11,830,917

Shares or Principal Amount		Value

	Wisconsin-0.2%
$5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, 5.000%, 5/1/25	$5,715,500

TOTAL MUNICIPAL BONDS (Cost $133,035,237)		134,637,925

SHORT TERM INVESTMENTS-3.4%
	Mutual Funds-3.4%
102,274,277	First American Government Obligations Fund, 7-Day Yield 0.006%	102,274,277

TOTAL SHORT TERM INVESTMENTS (Cost $102,274,277)		102,274,277

TOTAL INVESTMENT SECURITIES-99.6% (Cost $2,573,597,997)		3,031,635,942
OTHER ASSETS IN EXCESS OF LIABILITIES-0.4%		12,145,818

NET ASSETS-100.0%		$3,043,781,760

Percentages shown are based on Net Assets.

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets
(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2014.
(c)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2014.

ADR - American Depositary Receipt

AUD - Australian Dollar

BV - Besloten Vennootschap is the Dutch term for private limited liability company

CAD - Canadian Dollar

DKK - Danish Krone

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NOK - Norwegian Krone

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing the civil law

S&P - Standard & Poor’s

SEK - Swedish Krona

SPDR - Standard & Poor’s Depositary Receipts

TRY - Turkish Lira

Foreign Bonds Securities Allocation

% of Net Assets

Europe	0.7%
Europe - Euro	0.5%
Asia - Pacific	0.5%
North America	0.3%

2.0%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS-95.8%
	Basic Materials-10.1%
49,222	Aceto Corp.	$988,870
253,870	AK Steel Holding Corp.*	1,832,941
14,690	Cambrex Corp.*	277,200
67,575	Innospec, Inc.	3,056,417
149,550	Lydall, Inc.*	3,420,209
27,060	Neenah Paper, Inc.	1,399,543
54,030	Penn Virginia Corp.*	944,985
77,270	PH Glatfelter Co.	2,103,289
63,880	Worthington Industries, Inc.	2,443,410

		16,466,864

	Consumer, Cyclical-11.4%
30,132	Courier Corp.	464,033
25,990	Destination Maternity Corp.	712,126
16,370	Dorman Products, Inc.*	966,812
62,460	Finish Line, Inc., Class A	1,692,041
27,279	Flexsteel Industries, Inc.	1,026,236
75,560	Fred’s, Inc., Class A	1,360,836
18,680	Gray Television, Inc.*	193,712
140,670	Haverty Furniture Cos., Inc.	4,177,899
27,711	Hawaiian Holdings, Inc.*	386,846
34,030	Kona Grill, Inc.*	693,191
44,760	La-Z-Boy, Inc.	1,212,996
30,690	Meritage Homes Corp.*	1,285,297
134,340	Myers Industries, Inc.	2,676,053
17,707	Patrick Industries, Inc.*	784,951
45,745	PC Connection, Inc.	929,538

		18,562,567

	Consumer, Non-cyclical-12.4%
50,900	Andersons, Inc.	3,015,316
26,980	Auxilium Pharmaceuticals, Inc.*	733,316
3,260	Coca-Cola Bottling Co. Consolidated	277,035
35,705	Columbia Laboratories, Inc.*	257,790
28,170	G&K Services, Inc., Class A	1,723,159
29,740	Helen of Troy, Ltd.*	2,058,900
25,542	John B Sanfilippo & Son, Inc.	587,977
83,920	Kelly Services, Inc., Class A	1,991,422
14,225	Nature’s Sunshine Products, Inc.	196,020
54,660	Natus Medical, Inc.*	1,410,228
24,010	Sanderson Farms, Inc.	1,884,545
106,270	Spartan Stores, Inc.	2,466,527
31,790	Sucampo Pharmaceuticals, Inc., Class A*	227,298
52,840	Toro Co.	3,338,960

		20,168,493

	Energy-5.9%
13,130	Adams Resources & Energy, Inc.	760,490
66,820	Alon USA Energy, Inc.	998,291
33,590	Exterran Holdings, Inc.	1,473,929
78,910	Gastar Exploration, Inc.*	431,638
64,970	Green Plains Renewable Energy, Inc.	1,946,501
113,693	Star Gas Partners LP	665,104
95,753	Tesco Corp.*	1,771,430

Shares		Value

	Energy (continued)
55,380	Ultra Petroleum Corp.*	$1,489,168

		9,536,551

	Financial-13.4%
62,180	American Financial Group, Inc.	3,588,408
23,248	AmTrust Financial Services, Inc.	874,357
2,470	BofI Holding, Inc.*	211,802
26,856	ePlus, Inc.*	1,497,490
32,530	FBL Financial Group, Inc., Class A	1,409,200
13,540	Federal Agricultural Mortgage Corp., Class C	450,205
14,463	HCI Group, Inc.	526,453
5,530	Investors Title Co.	419,727
72,311	MainSource Financial Group, Inc.	1,236,518
48,320	Montpelier Re Holdings, Ltd.	1,438,003
39,025	Nicholas Financial, Inc.	613,863
42,970	Outerwall, Inc.*	3,115,325
41,870	Peoples Bancorp, Inc.	1,035,445
5,790	Piper Jaffray Cos.*	265,182
65,559	Southside Bancshares, Inc.	2,057,234
47,860	State Auto Financial Corp.	1,019,897
27,220	World Acceptance Corp.*	2,043,678

		21,802,787

	Industrial-15.2%
84,105	Alamo Group, Inc.	4,569,425
27,890	AMERCO	6,473,827
29,390	American Railcar Industries, Inc.	2,058,182
54,080	Celadon Group, Inc.	1,300,083
76,180	Dana Holding Corp.	1,772,708
30,510	Franklin Electric Co., Inc.	1,297,285
8,760	Greenbrier Cos., Inc.*	399,456
32,854	NN, Inc.	647,224
19,005	Park-Ohio Holdings Corp.*	1,067,131
124,915	SORL Auto Parts, Inc.*	465,933
5,138	Strattec Security Corp.	371,118
51,257	Sturm Ruger & Co., Inc.	3,065,168
60,983	Supreme Industries, Inc., Class A*	470,179
29,594	UFP Technologies, Inc.*	720,910

		24,678,629

	Technology-14.6%
33,980	AAR Corp.	881,781
24,740	Alliant Techsystems, Inc.	3,516,791
26,286	Anika Therapeutics, Inc.*	1,080,355
20,755	CalAmp Corp.*	578,442
52,709	Cimatron, Ltd.*	380,559
30,570	CryoLife, Inc.	304,477
36,230	CSG Systems International, Inc.	943,429
139,835	Deluxe Corp.	7,337,142
70,554	Magic Software Enterprises, Ltd.	568,665
193,595	Mentor Graphics Corp.	4,262,962
43,860	NCI, Inc., Class A*	466,232
27,170	Orbotech, Ltd.*	418,146
95,660	PDL BioPharma, Inc.	794,935
40,882	Perion Network, Ltd.*	451,746
50,680	Repligen Corp.*	651,745
61,900	Sanmina Corp.*	1,080,155

		23,717,562

	Utilities-12.8%
55,531	Consolidated Water Co., Ltd., Ordinary Shares	731,899

Shares		Value

	Utilities (continued)
140,735	El Paso Electric Co.	$5,028,461
32,860	Inteliquent, Inc.	477,456
60,355	NorthWestern Corp.	2,862,638
106,920	PNM Resources, Inc.	2,890,048
128,145	Portland General Electric Co.	4,144,209
14,944	Shenandoah Telecommunications Co.	482,542
978,413	Vonage Holdings Corp.*	4,177,823

		20,795,076

TOTAL COMMON STOCKS (Cost $115,919,093)		155,728,529

SHORT TERM INVESTMENTS-4.0%
	Mutual Funds-4.0%
6,507,419	First American Government Obligations Fund, 7-Day Yield 0.006%	6,507,419

TOTAL SHORT TERM INVESTMENTS (Cost $6,507,419)		6,507,419

TOTAL INVESTMENT SECURITIES-99.8% (Cost $122,426,512)		162,235,948
OTHER ASSETS IN EXCESS OF LIABILITIES-0.2%		326,232

NET ASSETS-100.0%		$162,562,180

Percentages shown are based on Net Assets.

*	Non-income producing security.

LP - Limited Partnership

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS-93.9%
	Basic Materials-12.7%
12,000	Goodyear Tire & Rubber Co.	$313,560
13,000	Huntsman Corp.	317,460
1,000	NewMarket Corp.	390,780
10,000	Olin Corp.	276,100
15,500	PolyOne Corp.	568,230
8,000	Worthington Industries, Inc.	306,000

		2,172,130

	Consumer, Cyclical-11.1%
8,250	Alaska Air Group, Inc.	769,807
5,000	Dillard’s, Inc., Class A	462,000
6,500	Foot Locker, Inc.	305,370
14,000	RR Donnelley & Sons Co.	250,600
7,500	Steelcase, Inc., Class A	124,575

		1,912,352

	Consumer, Non-cyclical-9.9%
4,000	DeVry Education Group, Inc.	169,560
3,000	Helen of Troy, Ltd.*	207,690
2,000	Manpowergroup, Inc.	157,660
10,000	Newell Rubbermaid, Inc.	299,000
6,400	Toro Co.	404,416
10,325	Tyson Foods, Inc., Class A	454,403

		1,692,729

	Energy-11.2%
4,000	Cimarex Energy Co.	476,440
13,000	Exterran Holdings, Inc.	570,440
8,250	HollyFrontier Corp.	392,535
14,000	Tesco Corp.*	259,000
8,000	Ultra Petroleum Corp.*	215,120

		1,913,535

	Financial-11.0%
8,775	American Financial Group, Inc.	506,405
4,000	Aspen Insurance Holdings, Ltd.	158,800
5,500	Horace Mann Educators Corp.	159,500
11,350	Nelnet, Inc., Class A	464,215
2,500	Outerwall, Inc.*	181,250
8,000	Protective Life Corp.	420,720

		1,890,890

	Industrial-18.1%
7,225	AGCO Corp.	398,531
3,000	AMERCO	696,360
11,625	Jarden Corp.*	695,524
3,700	Timken Co.	217,486
6,000	Trinity Industries, Inc.	432,420
8,250	TRW Automotive Holdings Corp.*	673,365

		3,113,686

	Technology-10.7%
2,500	Alliant Techsystems, Inc.	355,375
7,750	Arrow Electronics, Inc.*	460,040

Shares		Value

	Technology (continued)
13,950	Deluxe Corp.	$731,957
25,500	LSI Corp.	282,285

		1,829,657

	Utilities-9.2%
15,550	CMS Energy Corp.	455,304
4,975	DTE Energy Co.	369,593
4,000	Great Plains Energy, Inc.	108,160
2,000	IDACORP, Inc.	110,940
8,000	Portland General Electric Co.	258,720
7,000	Vectren Corp.	275,730

		1,578,447

TOTAL COMMON STOCKS (Cost $10,023,581)		16,103,426

SHORT TERM INVESTMENTS-6.3%
	Mutual Funds-6.3%
1,086,074	First American Government Obligations Fund, 7-Day Yield 0.006%	1,086,074

TOTAL SHORT TERM INVESTMENTS (Cost $1,086,074)		1,086,074

TOTAL INVESTMENT SECURITIES-100.2% (Cost $11,109,655)		17,189,500
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.2)%		(41,407)

NET ASSETS-100.0%		$17,148,093

Percentages shown are based on Net Assets.

*	Non-income producing security.

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS-96.7%
	Basic Materials-10.5%
26,008	Aceto Corp.	$522,501
7,790	Cambrex Corp.*	146,998
13,560	Lydall, Inc.*	310,117
14,317	Neenah Paper, Inc.	740,475

		1,720,091

	Consumer, Cyclical-15.4%
16,480	Courier Corp.	253,792
15,071	Flexsteel Industries, Inc.	566,971
9,870	Gray Television, Inc.*	102,352
14,605	Hawaiian Holdings, Inc.*	203,886
17,750	Kona Grill, Inc.*	361,567
5,800	Myers Industries, Inc.	115,536
9,244	Patrick Industries, Inc.*	409,787
24,203	PC Connection, Inc.	491,805

		2,505,696

	Consumer, Non-cyclical-5.1%
1,720	Coca-Cola Bottling Co. Consolidated	146,166
19,196	Columbia Laboratories, Inc.*	138,595
13,341	John B Sanfilippo & Son, Inc.	307,110
7,890	Nature’s Sunshine Products, Inc.	108,724
17,970	Sucampo Pharmaceuticals, Inc., Class A*	128,485

		829,080

	Energy-8.4%
6,960	Adams Resources & Energy, Inc.	403,123
41,820	Gastar Exploration, Inc.*	228,755
5,040	Green Plains Renewable Energy, Inc.	150,999
60,081	Star Gas Partners LP	351,474
12,800	Tesco Corp.*	236,800

		1,371,151

	Financial-16.3%
1,290	BofI Holding, Inc.*	110,618
4,458	ePlus, Inc.*	248,578
1,490	Federal Agricultural Mortgage Corp., Class C	49,542
7,668	HCI Group, Inc.	279,115
2,930	Investors Title Co.	222,387
39,973	MainSource Financial Group, Inc.	683,538
21,852	Nicholas Financial, Inc.	343,732
23,250	Peoples Bancorp, Inc.	574,973
3,060	Piper Jaffray Cos.*	140,148

		2,652,631

Shares		Value

	Industrial-15.9%
2,370	Alamo Group, Inc.	$128,762
17,138	NN, Inc.	337,619
10,070	Park-Ohio Holdings Corp.*	565,430
66,663	SORL Auto Parts, Inc.*	248,653
2,856	Strattec Security Corp.	206,289
5,700	Sturm Ruger & Co., Inc.	340,860
46,723	Supreme Industries, Inc., Class A*	360,234
16,474	UFP Technologies, Inc.*	401,307

		2,589,154

	Technology-16.8%
13,711	Anika Therapeutics, Inc.*	563,522
11,004	CalAmp Corp.*	306,681
28,998	Cimatron, Ltd.*	209,366
17,290	CryoLife, Inc.	172,208
37,301	Magic Software Enterprises, Ltd.	300,646
23,240	NCI, Inc., Class A*	247,041
22,296	Orbotech, Ltd.*	343,135
22,311	Perion Network, Ltd.*	246,537
26,860	Repligen Corp.*	345,420

		2,734,556

	Utilities-8.3%
28,991	Consolidated Water Co., Ltd., Ordinary Shares	382,101
23,570	Inteliquent, Inc.	342,472
8,320	Shenandoah Telecommunications Co.	268,653
83,285	Vonage Holdings Corp.*	355,627

		1,348,853

TOTAL COMMON STOCKS (Cost $11,699,631)		15,751,212

SHORT TERM INVESTMENTS-5.3%
	Mutual Funds-5.3%
861,017	First American Government Obligations Fund, 7-Day Yield 0.006%	861,017

TOTAL SHORT TERM INVESTMENTS (Cost $861,017)		861,017

TOTAL INVESTMENT SECURITIES-102.0% (Cost $12,560,648)		16,612,229
OTHER LIABILITIES IN EXCESS OF ASSETS-(2.0)%		(319,711)

NET ASSETS-100.0%		$16,292,518

Percentages shown are based on Net Assets.

*	Non-income producing security.

LP - Limited Partnership

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

March 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS-90.9%
	Basic Materials-7.3%
14,940	Aceto Corp.(a)	$300,145
4,710	Dow Chemical Co.	228,859
8,400	Goodyear Tire & Rubber Co.	219,492
6,890	Olin Corp.(a)	190,233
2,160	Westlake Chemical Corp.	142,949
6,130	Worthington Industries, Inc.(a)	234,472

		1,316,150

	Consumer, Cyclical-11.3%
5,650	Alaska Air Group, Inc.(a)	527,202
5,780	Dillard’s, Inc., Class A(a)	534,072
1,840	DIRECTV*	140,613
2,390	Hanesbrands, Inc.	182,787
5,560	Haverty Furniture Cos., Inc.(a)	165,132
1,070	Moody’s Corp.	84,872
12,230	Southwest Airlines Co.(a)	288,750
1,560	Viacom, Inc., Class A(a)	133,006

		2,056,434

	Consumer, Non-cyclical-16.7%
3,510	DeVry Education Group, Inc.	148,789
10,575	Eli Lilly & Co.(a)	622,444
3,960	Merck & Co., Inc.(a)	224,809
20,455	Pfizer, Inc.(a)	657,015
7,230	Spartan Stores, Inc.(a)	167,808
3,770	Toro Co.(a)	238,226
8,130	UnitedHealth Group, Inc.(a)	666,579
4,050	USANA Health Sciences, Inc.*(a)	305,127

		3,030,797

	Energy-4.3%
3,610	Exterran Holdings, Inc.	158,407
2,250	Helmerich & Payne, Inc.	242,010
5,735	HollyFrontier Corp.(a)	272,871
6,160	Tesco Corp.*	113,960

		787,248

	Financial-16.7%
28,940	Fifth Third Bancorp(a)	664,173
4,240	JPMorgan Chase & Co.(a)	257,410
21,670	KeyCorp(a)	308,581
1,980	Outerwall, Inc.*	143,550
6,330	PNC Financial Services Group, Inc.(a)	550,710
10,315	Protective Life Corp.(a)	542,466
6,132	Southside Bancshares, Inc.(a)	192,416
7,920	State Auto Financial Corp.	168,775
2,280	Travelers Cos., Inc.(a)	194,028

		3,022,109

	Industrial-12.2%
3,860	AGCO Corp.(a)	212,918
1,490	AMERCO(a)	345,859
3,870	American Railcar Industries, Inc.	271,016

Shares		Value

	Industrial (continued)
5,480	Greenbrier Cos., Inc.*	$249,888
1,540	Magna International, Inc.	148,317
4,645	Sturm Ruger & Co., Inc.(a)	277,771
3,430	TRW Automotive Holdings Corp.*(a)	279,957
4,530	United Rentals, Inc.*(a)	430,078

		2,215,804

	Technology-13.6%
29,270	Amkor Technology, Inc.*	200,792
6,570	CSG Systems International, Inc.(a)	171,083
13,025	Deluxe Corp.(a)	683,422
1,225	Equifax, Inc.	83,337
2,845	Lockheed Martin Corp.(a)	464,418
1,500	Northrop Grumman Corp.(a)	185,070
7,280	Western Digital Corp.(a)	668,449

		2,456,571

	Utilities-8.8%
2,620	American Electric Power Co., Inc.	132,729
10,315	PNM Resources, Inc.(a)	278,814
15,480	Portland General Electric Co.(a)	500,623
107,785	Vonage Holdings Corp.*	460,242
6,280	Westar Energy, Inc.	220,805

		1,593,213

TOTAL COMMON STOCKS (Cost $11,898,949)		16,478,326

EXCHANGE TRADED FUNDS-1.1%
6,080	SPDR® S&P® Homebuilders ETF(a)	197,904

TOTAL EXCHANGE TRADED FUNDS (Cost $167,678)		197,904

SHORT TERM INVESTMENTS-28.6%
	Mutual Funds-28.6%
5,176,137	First American Government Obligations Fund, 7-Day Yield 0.006%	5,176,137

TOTAL SHORT TERM INVESTMENTS (Cost $5,176,137)		5,176,137

TOTAL INVESTMENT SECURITIES-120.6% (Cost $17,242,764)		21,852,367
SECURITIES SOLD SHORT-(37.1)% (Proceeds $7,155,366)		(6,727,176)
OTHER LIABILITIES IN EXCESS OF ASSETS-16.5%		2,992,053

NET ASSETS-100.0%		$18,117,244

Shares		Value

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCKS-(37.1)%
	Basic Materials-(5.4)%
(2,000)	Allegheny Technologies, Inc.	$(75,360)
(11,770)	Allied Nevada Gold Corp.	(50,729)
(2,890)	American Vanguard Corp.	(62,568)
(5,510)	Coeur Mining, Inc.	(51,188)
(9,140)	Eldorado Gold Corp.	(51,001)
(2,270)	First Majestic Silver Corp.	(21,883)

Shares		Value

	Basic Materials (continued)
(1,240)	Haynes International, Inc.	$(66,960)
(4,080)	Intrepid Potash, Inc.	(63,077)
(3,950)	Kronos Worldwide, Inc.	(65,886)
(4,940)	Molycorp, Inc.	(23,168)
(1,020)	OCI Partners LP	(21,869)
(4,400)	Pan American Silver Corp.	(56,628)
(890)	Royal Gold, Inc.	(55,732)
(4,770)	Sandstorm Gold, Ltd.	(26,569)
(2,410)	Schnitzer Steel Industries, Inc., Class A	(69,528)
(5,860)	Silver Standard Resources, Inc.	(58,190)
(2,120)	Solazyme, Inc.	(24,613)
(5,810)	Walter Energy, Inc.	(43,924)
(4,560)	Wausau Paper Corp.	(58,049)
(4,090)	Yamana Gold, Inc.	(35,910)

		(982,832)

	Consumer, Cyclical-(3.6)%
(9,080)	Aeropostale, Inc.	(45,582)
(190)	Amazon.com, Inc.	(63,939)
(1,450)	Arcos Dorados Holdings, Inc., Class A	(14,616)
(2,390)	BJ’s Restaurants, Inc.	(78,177)
(2,970)	Cencosud SA, ADR	(29,076)
(1,550)	ClubCorp Holdings, Inc.	(29,295)
(2,930)	Controladora Vuela Cia de Aviacion SAB de CV, ADR	(24,319)
(1,430)	Diamond Resorts International, Inc.	(24,238)
(1,500)	eLong, Inc., Sponsored ADR	(24,225)
(880)	KAR Auction Services, Inc.	(26,708)
(1,770)	Latam Airlines Group SA, Sponsored ADR	(26,639)
(700)	Noodles & Co.	(27,629)
(690)	Pandora Media, Inc.	(20,921)
(8,430)	Quiksilver, Inc.	(63,309)
(4,650)	Regis Corp.	(63,705)
(3,120)	SFX Entertainment, Inc.	(21,996)
(960)	Vail Resorts, Inc.	(66,912)

		(651,286)

	Consumer, Non-cyclical-(5.6)%
(7,640)	ARIAD Pharmaceuticals, Inc.	(61,578)
(890)	Ascent Capital Group, Inc., Class A	(67,239)
(1,230)	Cepheid, Inc.	(63,443)
(4,250)	Chegg, Inc.	(29,750)
(820)	Cubist Pharmaceuticals, Inc.	(59,983)
(2,080)	Emeritus Corp.	(65,395)
(2,180)	GenMark Diagnostics, Inc.	(21,669)
(370)	GW Pharmaceuticals PLC, ADR	(21,967)
(4,510)	Healthways, Inc.	(77,301)
(4,520)	Infinity Pharmaceuticals, Inc.	(53,743)
(70)	Intercept Pharmaceuticals, Inc.	(23,085)
(4,390)	Nektar Therapeutics	(53,207)
(3,800)	Neurocrine Biosciences, Inc.	(61,180)
(4,780)	NxStage Medical, Inc.	(60,897)
(340)	Pacira Pharmaceuticals, Inc.	(23,797)
(2,630)	Stonemor Partners LP	(66,145)
(3,850)	TherapeuticsMD, Inc.	(24,294)
(1,380)	Tornier NV	(29,284)
(710)	Veeva Systems, Inc., Class A	(18,957)
(3,090)	Volcano Corp.	(60,904)
(2,050)	Wright Medical Group, Inc.	(63,694)

		(1,007,512)

	Energy-(7.2)%
(460)	Antero Resources Corp.	(28,796)
(710)	Athlon Energy, Inc.	(25,169)
(2,180)	Atlas Pipeline Partners LP	(70,000)

Shares		Value

	Energy (continued)
(1,250)	Atlas Resource Partners LP	$(26,112)
(3,340)	BreitBurn Energy Partners LP	(66,700)
(2,620)	Calumet Specialty Products Partners LP	(67,701)
(7,460)	Clean Energy Fuels Corp.	(66,692)
(1,460)	Cobalt International Energy, Inc.	(26,747)
(8,380)	Emerald Oil, Inc.	(56,314)
(2,494)	Enbridge Energy Management LLC	(69,101)
(2,430)	Enbridge Energy Partners LP	(66,606)
(1,220)	Genesis Energy LP	(66,124)
(4,750)	Goodrich Petroleum Corp.	(75,145)
(980)	Gulfport Energy Corp.	(69,756)
(2,000)	Holly Energy Partners LP	(66,340)
(1,030)	MarkWest Energy Partners LP	(67,280)
(8,990)	McDermott International, Inc.	(70,302)
(760)	NGL Energy Partners LP	(28,523)
(960)	Pattern Energy Group, Inc.	(26,045)
(3,530)	Rex Energy Corp.	(66,046)
(520)	Rocket Fuel, Inc.	(22,298)
(6,480)	Talisman Energy, Inc.	(64,670)
(450)	Tesoro Logistics LP	(27,095)
(7,250)	Triangle Petroleum Corp.	(59,740)
(900)	Western Refining Logistics LP	(28,035)

		(1,307,337)

	Financial-(1.6)%
(1,610)	Barclays PLC, Sponsored ADR	(25,277)
(3,780)	Cardinal Financial Corp.	(67,397)
(1,240)	eHealth, Inc.	(62,992)
(1,350)	Green Dot Corp., Class A	(26,365)
(1,350)	National Bank Holdings Corp., Class A	(27,095)
(2,200)	National Interstate Corp.	(58,982)
(1,730)	Silver Bay Realty Trust Corp., REIT	(26,850)

		(294,958)

	Industrial-(3.2)%
(1,240)	Armstrong World Industries, Inc.	(66,030)
(1,700)	Beacon Roofing Supply, Inc.	(65,722)
(4,030)	Empresas ICA SAB de CV, Sponsored ADR	(26,558)
(800)	LSB Industries, Inc.	(29,936)
(1,230)	Macquarie Infrastructure Co. LLC	(70,442)
(360)	Nortek, Inc.	(29,596)
(2,080)	Ply Gem Holdings, Inc.	(26,270)
(2,700)	Scorpio Tankers, Inc.	(26,919)
(530)	Stratasys, Ltd.	(56,228)
(6,550)	UTi Worldwide, Inc.	(69,364)
(4,140)	Westport Innovations, Inc.	(59,947)
(2,090)	XPO Logistics, Inc.	(61,467)

		(588,479)

	Technology-(10.5)%
(370)	21Vianet Group, Inc., ADR	(10,619)
(380)	3D Systems Corp.	(22,477)
(2,710)	8x8, Inc.	(29,295)
(1,920)	Acacia Research Corp.	(29,338)
(250)	Acceleron Pharma, Inc.	(8,625)
(800)	Acorda Therapeutics, Inc.	(30,328)
(1,770)	Allot Communications, Ltd.	(23,824)
(840)	Angie’s List, Inc.	(10,231)
(4,260)	Arena Pharmaceuticals, Inc.	(26,838)
(1,410)	Aruba Networks, Inc.	(26,437)
(570)	AutoNavi Holdings Ltd., ADR	(11,423)
(360)	BioMarin Pharmaceutical, Inc.	(24,556)
(2,790)	BlackBerry, Ltd.	(22,543)
(490)	Bluebird Bio, Inc.	(11,143)

Shares		Value

	Technology (continued)
(380)	BroadSoft, Inc.	$(10,157)
(1,080)	Celldex Therapeutics, Inc.	(19,084)
(250)	ChannelAdvisor Corp.	(9,435)
(630)	Chimerix, Inc.	(14,389)
(170)	Clovis Oncology, Inc.	(11,776)
(240)	Concur Technologies, Inc.	(23,777)
(190)	Cornerstone OnDemand, Inc.	(9,095)
(290)	Cvent, Inc.	(10,483)
(2,900)	Cypress Semiconductor Corp.	(29,783)
(910)	DigitalGlobe, Inc.	(26,399)
(450)	E2open, Inc.	(10,606)
(300)	Enanta Pharmaceuticals, Inc.	(11,997)
(2,120)	Exact Sciences Corp.	(30,040)
(2,510)	Exar Corp.	(29,994)
(3,990)	Exelixis, Inc.	(14,125)
(170)	FireEye, Inc.	(10,467)
(520)	Fortinet, Inc.	(11,456)
(1,080)	Fusion-io, Inc.	(11,362)
(1,140)	Genomic Health, Inc.	(30,028)
(340)	Gigamon, Inc.	(10,333)
(550)	Gogo, Inc.	(11,297)
(1,420)	Groupon, Inc.	(11,133)
(2,000)	Halozyme Therapeutics, Inc.	(25,400)
(1,070)	HealthStream, Inc.	(28,569)
(290)	HeartWare International, Inc.	(27,196)
(1,410)	HMS Holdings Corp.	(26,861)
(260)	HomeAway, Inc.	(9,794)
(4,240)	Idenix Pharmaceuticals, Inc.	(25,567)
(190)	Imperva, Inc.	(10,583)
(7,110)	inContact, Inc.	(68,256)
(470)	Incyte Corp., Ltd.	(25,154)
(490)	Infoblox, Inc.	(9,829)
(910)	InterDigital, Inc.	(30,130)
(1,070)	Intralinks Holdings, Inc.	(10,946)
(800)	Ironwood Pharmaceuticals, Inc.	(9,856)
(540)	Isis Pharmaceuticals, Inc.	(23,333)
(1,440)	Jive Software, Inc.	(11,534)
(1,780)	Keryx Biopharmaceuticals, Inc.	(30,331)
(360)	LDR Holding Corp.	(12,359)
(60)	LinkedIn Corp., Class A	(11,096)
(2,180)	LivePerson, Inc.	(26,313)
(340)	MacroGenics, Inc.	(9,462)
(300)	Marketo, Inc.	(9,801)
(170)	Medidata Solutions, Inc.	(9,238)
(830)	Mellanox Technologies, Ltd.	(32,478)
(2,120)	Momenta Pharmaceuticals, Inc.	(24,698)
(260)	NetSuite, Inc.	(24,656)
(250)	Nimble Storage, Inc.	(9,473)
(570)	Novadaq Technologies, Inc.	(12,700)
(4,570)	Novavax, Inc.	(20,702)
(340)	OncoMed Pharmaceuticals, Inc.	(11,441)
(3,070)	OPKO Health, Inc.	(28,612)
(4,120)	Orexigen Therapeutics, Inc.	(26,780)
(170)	Palo Alto Networks, Inc.	(11,662)
(520)	Portola Pharmaceuticals, Inc.	(13,468)
(290)	Proofpoint, Inc.	(10,753)
(870)	PROS Holdings, Inc.	(27,414)
(410)	Qlik Technologies, Inc.	(10,902)
(420)	Qualys, Inc.	(10,681)
(790)	Rackspace Hosting, Inc.	(25,928)
(1,770)	Raptor Pharmaceutical Corp.	(17,700)
(640)	RealPage, Inc.	(11,622)

Shares		Value

	Technology (continued)
(260)	Receptos, Inc.	$(10,904)
(840)	Ruckus Wireless, Inc.	(10,214)
(490)	Salesforce.com, Inc.	(27,974)
(1,000)	Sarepta Therapeutics, Inc.	(24,030)
(530)	Shutterfly, Inc.	(22,620)
(710)	Silver Spring Networks, Inc.	(12,340)
(960)	Spectranetics Corp.	(29,098)
(100)	Splunk, Inc.	(7,149)
(1,450)	SunEdison, Inc.	(27,318)
(280)	Synageva BioPharma Corp.	(23,232)
(5,100)	Synta Pharmaceuticals Corp.	(21,981)
(1,330)	Tessera Technologies, Inc.	(31,428)
(480)	Textura Corp.	(12,101)
(810)	Theravance, Inc.	(25,061)
(240)	Twitter, Inc.	(11,201)
(1,140)	Ultratech, Inc.	(33,277)
(740)	United States Cellular Corp.	(30,347)
(350)	Vertex Pharmaceuticals, Inc.	(24,752)
(1,450)	VirnetX Holding Corp.	(20,561)
(4,740)	Vivus, Inc.	(28,156)
(410)	Wix.com, Ltd.	(9,418)
(110)	Yelp, Inc.	(8,462)
(170)	Zillow, Inc., Class A	(14,977)

		(1,894,772)

TOTAL COMMON STOCKS SOLD SHORT		(6,727,176)

TOTAL SECURITIES SOLD SHORT-(37.1)% (Proceeds $7,155,366)		$(6,727,176)

Percentages shown are based on Net Assets.

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $9,810,750.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SAB de CV - Sociedad Anonima de Capital Variable

SA - Generally designates corporations in various countries, mostly those employing the civil law

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments (Unaudited)	James Advantage Funds
March 31, 2014

1. ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund and James Micro Cap Fund are each a diversified series of the Trust, and James Long-Short Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010. The James Long-Short Fund commenced its public offering of shares on May 23, 2011.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase as $1 billion to $8 billion.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than $250 million.

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued at evaluated prices provided by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of a Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	-	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	-	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,438,480,842	$–	$–	$1,438,840,842
Closed-End Funds	2,701,845	–	–	2,701,845
Exchange Traded Funds	19,489,846	–	–	19,489,846
Corporate Bonds	–	212,685,518	–	212,685,518
Mortgage Backed Securities	–	29,115,932	–	29,115,932
U.S. Government Agencies	–	52,129,510	–	52,129,510
U.S. Treasury Bonds & Notes	–	978,812,641	–	978,812,641
Foreign Bonds	–	61,307,606	–	61,307,606
Municipal Bonds	–	134,637,925	–	134,637,925
Short Term Investments	102,274,277	–	–	102,274,277

Total	$1,562,946,810	$1,468,689,132	$–	$3,031,635,942

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$155,728,529	$–	$–	$155,728,529
Short Term Investments	6,507,419	–	–	6,507,419

Total	$162,235,948	$–	$–	$162,235,948

James Mid Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$16,103,426	$–	$–	$16,103,426
Short Term Investments	1,086,074	–	–	1,086,074

Total	$17,189,500	$–	$–	$17,189,500

James Micro Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$15,751,212	$–	$–	$15,751,212
Short Term Investments	861,017	–	–	861,017

Total	$16,612,229	$–	$–	$16,612,229

James Long-Short Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$16,478,326	$–	$–	$16,478,326
Exchange Traded Funds	197,904	–	–	197,904
Short Term Investments	5,176,137	–	–	5,176,137

Total	$21,852,367	$–	$–	$21,852,367

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Liabilities
Securities Sold Short
Common Stocks	$(6,727,176)	$–	$–	$(6,727,176)

Total	$(6,727,176)	$–	$–	$(6,727,176)

* For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the nine months ended March 31, 2014, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

For the nine months ended March 31, 2014, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2014, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend to the prime broker and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Borrowing and Leverage

Each Fund may borrow from banks up to one-third of its total assets (including the amount borrowed), and may borrow from any person other than a bank for temporary purposes only, provided such temporary borrowings do not exceed 5% of the Fund’s total assets at the time when the borrowing is made. A Fund may pledge assets in connection with such borrowings. For the 9 months ended March 31, 2014, the average borrowings and interest rate for the James Long-Short Fund under the line of credit were $458,182 and 0.500%, respectively. As of March 31, 2014, there were no outstanding borrowings.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The following information is computed on a tax basis for each item as of March 31, 2014:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

James Balanced: Golden Rainbow Fund	$2,574,597,997	$482,010,211	$(23,972,266)	$457,122,182
James Small Cap Fund	122,434,729	41,677,052	(1,875,833)	39,801,219
James Mid Cap Fund	11,109,655	6,084,538	(4,693)	6,079,845
James Micro Cap Fund	12,561,118	4,451,728	(400,617)	4,051,111
James Long-Short Fund	17,581,404	4,306,917	(35,954)	4,270,963

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	May 20, 2014

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	May 20, 2014